Note 3 - Property and Equipment (10Q)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

3. PROPERTY AND EQUIPMENT

At June 30, 2022 and September 30, 2021, property and equipment consisted of:

	Estimated
	Useful	June 30,	September 30,
	Life (years)	2022	2021
Furniture and fixtures	5	$9,357	$9,357
Leasehold improvements	Life of Lease	8,983	8,983
Computer equipment	3	14,416	14,416
Lab equipment	5	1,000	1,000
		33,756	33,756
Less – accumulated depreciation		30,913	28,516
Property and equipment, net		$2,843	$5,240

For the three months ended June 30, 2022 and 2021, depreciation expense recorded was $799, respectively. For the nine months ended June 30, 2022 and 2021, depreciation expense was $2,397 and $1,788, respectively.

3. PROPERTY AND EQUIPMENT

At September 30, 2021 and 2020, property and equipment consisted of:

	Estimated
	Useful	September 30,	September 30,
	Life (years)	2021	2020

Furniture and fixtures	5	$9,357	$9,357
Leasehold improvements	Life of Lease	$8,983	$8,983
Computer equipment	3	$14,416	$11,141
Lab equipment	5	$1,000	$1,000
		33,756	30,481
Less - accumulated depreciation		28,516	25,929
Property and equipment, net		$5,240	$4,552

For the years ended September 30, 2021 and 2020 depreciation expense recorded was $2,587 and $6,926, respectively.